As filed with the Securities and Exchange Commission on April 27, 2023
Registration No. 333-232095

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 7	☒
AND/OR
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO. 7

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.
(Exact Name of Registrant as Specified in Charter)

320 Park Avenue New York, New York 10022
(Address of Principal Executive Office)(Zip Code)
Registrant’s Telephone Number, including Area Code: (212) 224-1600
Chris W. Festog, Chairman, President & CEO
Mutual of America Investment Corporation
320 Park Avenue
New York, New York 10022-6839
(Name and Address of Agent for Service)

Copy to:
Amy Latkin
Vice President, Associate General Counsel
Mutual of America
320 Park Avenue New York, New York 10022-6839
Approximate Date of Proposed Public Offering:
As soon as practicable after the effective date of the Registration Statement

It is proposed that this filing will become effective: (check appropriate box)
☐	immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	on May 1, 2023 pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	on May 1, 2023 pursuant to paragraph (a)(1) of Rule 485.
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
☐	on May 1, 2023 pursuant to paragraph (a)(2) of Rule 485.

PART C

OTHER INFORMATION

Item 28.	Exhibits

1(a)	Articles of Incorporation of Mutual of America Variable Insurance Portfolios, Inc. (the “Investment Company”)

1(b)	Articles Supplementary, dated November 7, 2019

1(c)	Articles Supplementary, dated September 25, 2020

2	Amended and Restated By-Laws of the Investment Company

4	Investment Advisory Agreement, between the Investment Company and Mutual of America Capital Management LLC (the “Adviser”), as investment adviser

5	Distribution Agreement, between the Investment Company and Mutual of America Securities LLC, as Distributor

7	Form of Custodial Agreement between the Investment Company and Brown Brothers Harriman & Co.

8a	Investment Accounting Agreement between the Investment Company and the Adviser

8b	Agreement to Reimburse Operating Expenses between the Investment Company and the Adviser

8c	License Agreement by and between Standard & Poor’s and Mutual of America Capital Management LLC

8d	Master Agreement by and between Morningstar, Inc. and Mutual of America Life Insurance Company

8e	Agreement between FIS and Mutual of America

9	Consent and Opinion of Counsel for Portfolios

10(a)	Independent Registered Public Accounting Firm’s Consent

10(b)	Power of Attorney of Directors

16(a)	Code of Ethics of Mutual of America Variable Insurance Portfolios, Inc.

16(b)	Code of Ethics of Mutual of America Capital Management LLC

16(c)	Code of Ethics of Mutual of America Life Insurance Company

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Item 29.	Persons Controlled By or Under Common Control with Registrant

The Adviser is an indirect wholly-owned subsidiary of Mutual of America Life Insurance Company (“Mutual of America”). Mutual of America is a New York mutual life insurance company, and as such no person has the direct or indirect power to control Mutual of America except by virtue of a person’s capacity as a director or executive officer. Each holder of an in-force insurance policy or annuity contract issued by Mutual of America has the right to vote for the election of directors of Mutual of America at annual elections and upon other corporate matters where policyholders’ votes are taken. Mutual of America’s ownership of its subsidiaries is as follows:

Mutual of America, a New York mutual insurance company, wholly owns

•	Mutual of America Holding Company LLC, a Delaware limited liability company, and

•	Mutual of America Foundation, a New York not-for-profit corporation.

Mutual of America Holding Company LLC wholly owns

•	Mutual of America Securities LLC, a Delaware limited liability company,

•	Mutual of America Capital Management LLC (the “Adviser”), a Delaware limited liability company,

•	320 Park Analytics LLC, a Delaware limited liability company

•	Mutual of America Insurance Agency LLC, a Delaware limited liability company.

Mutual of America currently owns a significant amount of the Registrant’s outstanding shares.

Item 30.	Indemnification

Articles of Incorporation of the Investment Company. The Articles of Incorporation of the Investment Company provide that the Investment Company shall indemnify its present and former directors and officers, whether serving or having served the Investment Company, or at its request, any other entity, to the fullest extent required or permitted by Maryland law in effect from time to time (as limited by the Investment Company Act).

The Investment Company Act provides in substance that a director or officer of the Investment Company shall not be indemnified for liability to the Investment Company or its shareholders for money damages by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duties in the conduct of his or her office.

By-Laws of the Investment Company. The By-Laws of the Investment Company provide for indemnification to the maximum extent permitted by Maryland law, subject only to any limitations imposed by federal securities law.

The Investment Company shall indemnify the present and former officers and directors of the Investment Company against liability by reason of service to the Investment Company, unless the officer or director is subject to liability by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (Disabling Conduct). No indemnification shall be made to an officer or director unless (1) by a final adjudication on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, or (2) in the absence of such a decision, by the Board of Directors by a majority vote of a quorum consisting of disinterested directors who were not parties to such action, suit or proceeding (“disinterested nonparty directors”), or (3) if such a quorum is not obtainable or, even if obtainable, a quorum of disinterested non-party directors so direct, by independent legal counsel in a written opinion. The Investment Company may advance payment of expenses only if the officer or director to be indemnified undertakes to repay the advance unless indemnification is made and if one of the following applies: the officer or director provides a security for his or her undertaking; the Investment Company is insured against losses from any lawful advances; or a reasonable determination has been made that there is reason to believe the officer or director ultimately will be entitled to indemnification.

Insurance. Coverage for officers, directors and managers of the Adviser, Distributor and the Fund is provided under an Investment Management insurance policy issued by Chubb, with excess coverage by CNA, The Hartford, and Travelers, to Mutual of America Life Insurance Company et al. The aggregate limit of liability under these policies is $35 million, with a $1,000,000 deductible per entity insured and no deductible for individual insureds. Coverage for Insurance Company Professional Liability coverage (errors and omissions) is provided under an Investment Management insurance policy issued by AIG, with excess coverage by The Hartford and CNA, to Mutual of America Life Insurance Company et al. The deductible is $1,000,000 for the entity, with an aggregate limit of liability under the primary policy of $30 million.

Operating Agreement of the Adviser. The Operating Agreement of Mutual of America Capital Management LLC, the Investment Company’s Adviser, provides for the indemnification by the Adviser of present and former directors and officers of the Adviser and of any organization for which service is rendered at the request of the Adviser and permits the advance payment of expenses in certain circumstances for covered persons in connection with suits by third parties and derivative suits. Each covered person must have acted in good faith and in a manner the person reasonably believed to be in or not opposed to the best interests of the Adviser and, with respect to any criminal action or proceeding, had no reasonable cause to believe the conduct was unlawful. If in connection with a derivative suit a covered person shall have been adjudged to be liable to the Adviser, indemnification shall not be made unless and only to the extent that the Delaware Court of Chancery or the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is entitled to indemnity. Thus, the officers, directors and managers of the fund and the Adviser are indemnified by the Adviser for their services in connection with the Investment Company to the extent set forth in the Operating Agreement.

By-Laws of the Principal Underwriter. The By-Laws of Mutual of America Securities LLC (“Securities LLC”), the principal underwriter for the Investment Company, provide for the indemnification by Mutual of America of present and former directors and officers of Securities LLC and of any organization for which service is rendered at the request of Securities LLC and permits the advance payment of expenses in certain circumstances for covered persons in connection with suits by third parties and derivative suits. Each covered person must have acted in good faith and in a manner the person reasonably believed to be in or not opposed to the best interests of Securities LLC and, with respect to any criminal action or proceeding, had no reasonable cause to believe the conduct was unlawful. Thus, the officers and directors of Securities LLC are indemnified by Mutual of America for their services in connection with the Investment Company to the extent set forth in the By-Laws.

Undertaking. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer, or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of the Investment Adviser

Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser to the Investment Company, and is registered as an investment adviser under the Investment Advisers Act of 1940. The names, addresses and positions with the Adviser of each Manager and Officer of the Adviser is set forth below.

Name	Positions With Adviser	Principal Occupation During Past Two Years
Mark C. Alexander c/o Mutual of America 320 Park Avenue New York, NY 10022	Manager	Arthur J. Kania Dean and Professor of Law, Villanova University Charles Widger School of Law

Theresa A. Bischoff c/o Mutual of America 320 Park Avenue New York, NY 10022	Manager	Partner, R.C. Consulting, LLC; formerly Chief Executive Officer, American Red Cross of Greater New York

Noreen Culhane c/o Mutual of America 320 Park Avenue New York, NY 10022	Manager	Retired, formerly Executive Vice President, NYSE

Nathaniel A. Davis c/o Mutual of America 320 Park Avenue New York, NY 10022	Manager	Retired, formerly executive Chairman of the Board and Chief Executive Officer, Stride, Inc.; prior thereto Managing Director, Rannd Advisers

Name	Positions With Adviser	Principal Occupation During Past Two Years
John E. Haire c/o Mutual of America 320 Park Avenue New York, NY 10022	Manager	Managing Partner, Haire Media Ventures; prior thereto CEO, Concern Worldwide, U.S.; formerly CEO, Parade Media Group

Christopher C. Quick c/o Mutual of America 320 Park Avenue New York, NY 10022	Manager	General Partner, Burke & Quick Holdings, LLP; formerly Vice Chairman, Banc of America Specialist

James E. Quinn c/o Mutual of America 320 Park Avenue New York, NY 10022	Manager	Retired, formerly President, Tiffany & Co.

John J. Stack c/o Mutual of America 320 Park Avenue New York, NY 10022	Manager	Retired, formerly Chairman and CEO of Ceska Sporitelna, Prague, Czech Republic

Jason A. D’ Angelo 320 Park Avenue NY, NY 10022	General Counsel	Executive Vice President and General Counsel as of July 2022; formerly Executive Vice President and Deputy General Counsel as of February 2022; prior thereto Partner, Herrick, Feinstein LLP

Chris W. Festog 320 Park Avenue NY, NY 10022	Senior Executive Vice President, Chief Financial Officer and Treasurer	Senior Executive Vice President and Chief Financial Officer of Mutual of America Life Insurance Company

Joseph Gaffoglio 320 Park Avenue NY, NY 10022	President	President

Kyle Medlin 320 Park Avenue NY, NY 10022	Senior Vice President and Chief Compliance Officer	Senior Vice President and Chief Compliance Officer of Mutual of America Life Insurance Company as of March 2023; prior thereto Vice President, Compliance

Christopher S. Malfant 320 Park Avenue NY, NY 10022	Executive Vice President, Head of Fixed Income	Executive Vice President, Head of Fixed Income as of June 2022; formerly Portfolio Manager, AIG Investments

Stephen J. Rich 320 Park Avenue NY, NY 10022	Chairman and Chief Executive Officer	Chairman and Chief Executive Officer

Michelle A. Rozich 320 Park Avenue NY, NY 10022	Executive Vice President, Enterprise Risk Management and Internal Auditor	Executive Vice President, Enterprise Risk Management and Internal Auditor

Marguerite H. Wagner 320 Park Avenue NY, NY 10022	Executive Vice President, Equities Portfolio Manager	Executive Vice President, Equities Portfolio Manager of the Adviser

Jeff Young Easton, OH	Executive Vice President, Head of Investment Products	Executive Vice President, Head of Investment Products as of March 2022; formerly Senior Director, Product Management, FIS

Jamie A. Zendel 320 Park Avenue NY, NY 10022	Executive Vice President, Quantitative Research, Equity Indexes, Trading and Administration	Executive Vice President, Quantitative Research, Equity Indexes, Trading and Administration as of March 2022; Formerly Senior Vice President and Head of Quantitative Research

James P. Accurso 320 Park Avenue NY, NY 10022	Senior Vice President, Director of Fixed Income Research	Senior Vice President of the Adviser

Duygu Akyatan 320 Park Avenue NY, NY 10022	Senior Vice President, Director of Equity Research	Senior Vice President, Director of Equity Research as of March 2022; formerly Vice President, Equities Research

Name	Positions With Adviser	Principal Occupation During Past Two Years
Jacqueline Sabella 320 Park Avenue NY, NY 10022	Senior Vice President, Fixed Income	Senior Vice President of the Adviser

Christopher W. Butler 320 Park Avenue NY, NY 10022	Vice President, Equities Research	Vice President of the Adviser

Martin F. Fetherston 320 Park Avenue NY, NY 10022	Vice President, Fixed Income	Vice President of the Adviser

Kevin Frain 320 Park Avenue NY, NY 10022	Vice President, Equities Research	Vice President of the Adviser

Andrew Hirschfeld 320 Park Avenue NY, NY 10022	Vice President, Fixed Income Quantitative Analyst	Vice President of the Adviser

Alexander Kotlyar 320 Park Avenue NY, NY 10022	Vice President, Equities Research	Vice President of the Adviser

Amy Latkin 320 Park Avenue NY, NY 10022	Corporate Secretary	Vice President and Associate General Counsel of Mutual of America Life Insurance Company

Robert J. Lewis III 320 Park Avenue NY, NY 10022	Vice President, Fixed Income Research	Vice President of the Adviser

Isabel Macalintal 320 Park Avenue NY, NY 10022	Vice President, Equities Research	Vice President of the Adviser

Bradley Ohlmuller 320 Park Avenue NY, NY 10022	Vice President, Equities	Vice President of the Adviser since March 2022; formerly Director, Hedge Fund Strategies, Crestline Investors, Inc.

Joseph P. O’Reilly 320 Park Avenue NY, NY 10022	Vice President, Marketing	Vice President of the Adviser

Nirav Parikh 320 Park Avenue NY, NY 10022	Vice President, Equities Research	Vice President of the Adviser

John Polcari 320 Park Avenue NY, NY 10022	Vice President, Fixed Income Research	Vice President of the Adviser

Jerry H. Tempelman 320 Park Avenue NY, NY 10022	Vice President, Fixed Income Analyst	Vice President of the Adviser as of October 2021; formerly Director at Moody’s Analytics

Name	Positions With Adviser	Principal Occupation During Past Two Years
Bryant Law 320 Park Avenue NY, NY 10022	Second Vice President, Fixed Income	Second Vice President of the Adviser

Ron Viener 320 Park Avenue NY, NY 10022	Second Vice President, Equities Trader	Second Vice President of the Adviser

Paul Welsh 320 Park Avenue NY, NY 10022	Second Vice President, Administration	Second Vice President of the Adviser

Erik Wennerstrum 320 Park Avenue NY, NY 10022	Second Vice President, Quantitative Research, Equities Portfolio Manager	Second Vice President of the Adviser

Item 32.	Principal Underwriters

(a) Mutual of America Securities LLC (“Securities LLC”), the principal underwriter of the Registrant, acts as principal underwriter of Mutual of America Investment Corporation, and as principal underwriter of Mutual of America Separate Account No. 2 and Mutual of America Separate Account No. 3, and as principal underwriter of The American Separate Account No. 2 and The American Separate Account No. 3 of The American Life Insurance Company of New York, now known as Wilton Re.

(b) The name, business address and position of each senior officer and director of Mutual of America are as follows:

Board of Managers

Name and Principal Business Address	Positions and Offices with Principal Underwriter	Positions and Offices with Fund
Brian Q. Severin	Chairman, President, Chief Executive Officer	NA
Christopher Bailey	Manager	NA
Chris Festog	Manager	President, Chief Executive Officer and Principal Executive Officer
Joseph R. Gaffoglio	Manager	NA

Officers

Name and Principal Business Address	Positions and Offices with Principal Underwriter	Positions and Offices with Fund
Brian Severin	President and Chief Executive Officer	NA
Christopher Bailey	Executive Vice President, Sales Operations	NA
Amy Latkin	Corporate Secretary	Secretary
Kyle Medlin	Chief Compliance Officer	Chief Compliance Officer
Christopher M. Miseo	Senior Vice President, Chief Financial Officer and Treasurer	Assistant Treasurer
Michelle A. Rozich	Executive Vice President, Enterprise Risk Management and Internal Auditor	Chief Risk Officer
Brie Steingarten	Associate General Counsel	NA
Paul Stephen	Senior Vice President, Controller	NA

*

The business address of all officers is 320 Park Avenue, New York, New York 10022-6839, unless otherwise noted. The business address of all directors is c/o Mutual of America, 320 Park Avenue, New York, New York 10022-6839.

(c)	The Portfolios have no principal underwriter who is not an affiliated person of the Portfolios or an affiliated person of such person.

Item 33.	Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rule 31a-3 promulgated thereunder will be maintained by the Adviser and Underwriter each at its offices at 320 Park Avenue, New York, New York 10022 or with its custodian, Brown Brothers Harriman & Co. at 50 Post Office Square, Boston, MA 02110, or with its transfer agent, FIS Investor Services LLC at 4249 Easton Way, Suite 400, Columbus, OH 43219.

Item 34.	Management Services

Not applicable.

Item 35.	Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all the requirements for effectiveness of this post-effective amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this post-effective amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, the State of New York, on the 27th day of April, 2023.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

By:	/s/ Chris Festog
Chairman, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on April 27, 2023.

	Signatures	Title

	/s/ Chris Festog	Director; Chairman, President and Chief Executive Officer (Principal Executive Officer)
Chris Festog

	/s/ Aferdita Gutierrez	Executive Vice President and Treasurer (Principal Accounting Officer)
Aferdita Gutierrez

	*	Director
Carolyn N. Dolan

	*	Director
Stanley E. Grayson

	*	Director
LaSalle D. Leffall, III

	*	Director
John W. Sibal

	*	Director
Margaret M. Smyth

	*	Director
William E. Whiston

* By:	/s/ Jason D’Angelo
Jason D’Angelo
Attorney-in-Fact